Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-12471
Entity Registrant Name	PARADIUM.AI, INC.
Entity Central Index Key	0000894871
Entity Tax Identification Number	68-0232575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 VESEY STREET
Entity Address, Address Line Two	24TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PAAI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false